Long-Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt

	Year Ended December 31,
	2022 $	2021 $
Revolving credit facility due through December 2024	—	271,167
Term loan due in August 2023	—	53,339
Total principal	—	324,506
Less: unamortized discount and debt issuance costs	—	(4,215)
Total debt	—	320,291
Less: current portion	—	(15,500)
Long-term portion	—	304,791

As at December 31, 2022, the Company had one revolving credit facility (or the 2020 Revolver), which, as at such date, provided for aggregate borrowings of up to $82.5 million (December 31, 2021 - $344.9 million), of which $82.5 million (December 31, 2021 - $73.7 million) was undrawn. Interest payments are based on LIBOR plus a margin of 2.40%. The total amount available under the 2020 Revolver decreases by $29.9 million (2023) and $52.6 million (2024). The 2020 Revolver is collateralized by 13 of the Company's vessels, together with other related security.

As at December 31, 2022, the Company had no balance owing on its term loan (or the 2020 Term Loan) (December 31, 2021 - $53.3 million) as the outstanding balance was fully repaid during the second half of 2022 by making prepayments which totaled $44.9 million. Interest payments were based on LIBOR plus a margin of 2.25%. The 2020 Term Loan was collateralized by four of the Company's vessels, together with other related security, and these vessels are now unencumbered after the term loan was fully repaid.

The 2020 Revolver requires the Company to maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. This requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should this ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As at December 31, 2022, the hull coverage ratio for the 2020 Revolver was not applicable due to no balance being drawn. A decline in the tanker market could negatively affect this ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5% of the Company's total consolidated debt and obligations related to finance leases. As at December 31, 2022, the Company was in compliance with all covenants in respect of the 2020 Revolver.

The weighted-average interest rate on the Company’s long-term debt as at December 31, 2022 was 0.0% (December 31, 2021 – 2.5%). This rate does not reflect the effect of the Company’s interest rate swap agreement (see note 11).